Condensed Consolidated Statements of Comprehensive Income (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests	¥ 1,247,928	¥ 995,383
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on investment securities	(22,101)	78,649
Net debt valuation adjustments	(24,959)	3,051
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	(811)	232
Defined benefit plans	32,893	(24,099)
Foreign currency translation adjustments	(231,679)	286,518
Total	(246,657)	344,351
Comprehensive income	1,001,271	1,339,734
Net income (loss) attributable to noncontrolling interests	85,325	(63,838)
Other comprehensive income (loss) attributable to noncontrolling interests	(74,942)	101,099
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥ 990,888	¥ 1,302,473